Debt (Tables)	3 Months Ended
Mar. 31, 2020
Debt
Schedule of components of debt

The following table summarizes the components of debt (in thousands):

	March 31,	December 31,
	2020	2019
Debt, current:
Convertible Notes	$216,227	$208,411
1.5 Lien Notes	142,189	137,050
1.25 Lien Notes	105,593	77,212
First Lien Agreement	125,468	125,468
Other note payable	6,858	6,773
Less, debt issuance costs	(959)	(949)
Total	$595,376	$553,965

Schedule of components of recorded interest expense

The following table summarizes the components of recorded interest expense (in thousands):

	Three months ended March 31,
	2020	2019
Second Lien Convertible Notes	$7,816	$6,746
1.5 Lien Notes	5,139	4,433
1.25 Lien Notes	3,352	278
First Lien Agreement	2,867	2,511
Amortization of debt issuance costs	672	499
Promissory Note	85	76
Capitalized interest	(44)	(145)
Total interest expense	$19,887	$14,398